Nature of the business, Description (Details) - Algonquin [Member]		3 Months Ended
	Dec. 11, 2020	Mar. 31, 2021
Nature of the business [Abstract]
Ownership interest	44.20%	44.20%
Proportion of voting rights held by non-controlling interests		41.50%